SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
Selling and marketing expenses	$ 1,381.7	$ 1,107.6	$ 962.6
Administrative and other expenses	600.8	415.1	364.4
Total	$ 1,982.5	$ 1,522.7	$ 1,327.0